Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net loss	$ (4,547,582)	$ (4,814,032)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	8,238	5,342
Stock-based compensation	1,184,349	1,742,459
Non-employee stock-based compensation for services	43,000	0
Decrease to fair value of derivative	(1,824,175)	(2,635,735)
(Increase) decrease in:
Inventory	(346,647)	0
Prepaid expenses and other current assets	(210,911)	(66,451)
Increase (decrease) in:
Accounts payable	372,609	(103,930)
Accrued expenses and other liabilities	52,817	(41,216)
Net cash used in operating activities	(5,268,302)	(5,913,563)
Cash flows from investing activities:
Purchases of property and equipment	0	(15,415)
Net cash used in investing activities	0	(15,415)
Cash flows from financing activities:
Proceeds from issued common stock and warrants, net of financing costs	2,748,821	4,461,248
Proceeds from exercise of warrants	0	63,388
Proceeds from exercise of stock options	32,400	77,700
Net cash provided by financing activities	2,781,221	4,602,336
Net decrease in cash	(2,487,081)	(1,326,642)
Cash, beginning of year	4,667,410	5,994,052
Cash, end of year	2,180,329	4,667,410
Non-cash financing activities:
Warrant derivative liability	1,628,113	2,397,454
Exercise of stock options - cashless	477	117
Issuance of restricted stock	3,517	233
Issuance of restricted stock for services	$ 43,000	$ 0